Accounts Receivable, Net (Details) - Schedule of allowance for doubtful accounts - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of allowance for doubtful accounts [Abstract]
Beginning balance	$ 122,056	$ 89,069	$ 29,518
Provision	82,647	34,356	63,601
Write off
Exchange rate effect	12,973	(1,369)	(4,050)
Ending balance	$ 217,676	$ 122,056	$ 89,069